Financial instruments - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 12, 2024	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)				22,073,578
Class of warrants or rights outstanding (in shares)			9,943,434	9,943,434
Derivative financial liabilities			$ 210,224	$ 210,224	$ 520,553
Finance costs				$ 303,165	$ 267,157	$ 188,419
Number of shares issued (in shares)			301,805,677	301,805,677	266,821,844
Proceeds from the issuance of common stock			$ 144,000
Liabilities			1,634,171	$ 1,634,171	$ 1,882,583
Other current assets			$ 48,064	48,064	31,871
AVT23
Disclosure of detailed information about financial instruments [line items]
Other current assets					$ 18,500
Receivables collected				$ 1,100
Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)		10,127,132	9,213,333
Number of shares issued (in shares)			301,805,677	301,805,677	266,821,844
Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			$ 0	$ 0	$ 118,830
Senior Bond Warrants
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)		625,000		1,718,845
Derivative financial liabilities					19,715
Senior Bond Warrants | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					0
Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			179,300	$ 179,300	349,900
Finance costs				130,500
Predecessor Earn Out Shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares)	19,165,000
Derivative financial liabilities			0	0	0
OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			$ 30,924	30,924	25,908
Finance costs				$ 6,900
Class of warrants or rights exercise price per share (in dollars per share)			$ 11.50	$ 11.50
Number of shares issued (in shares)			419,660	419,660
Proceeds from the issuance of common stock				$ 4,800
Liabilities			$ 30,900	$ 30,900
OACB Warrants | Ordinary Shares
Disclosure of detailed information about financial instruments [line items]
Number of shares called by each warrant or right			1	1
OACB Warrants | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities			$ 0	$ 0	$ 0